UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      September 30, 2008

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL           November 14, 2008
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          28
Form 13F Information Table Value Total:    $ 276155
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
***COVIDIEN LIMITED           COMM             G2552X108      2527     47014 SH        SOLE                    47014
***TYCO ELECTRONICS LTD       COMM             G9144P105      1818     65720 SH        SOLE                    65720
***TYCO INTERNATIONAL LTD     COMM             G9143X208      2334     66648 SH        SOLE                    66648
ALTRIA GROUP INC              COMM             02209S103      5195    261851 SH        SOLE                   261851
AMERICAN GREETINGS CORP CL A  COMM             026375105      6948    454423 SH        SOLE                   454423
ANHEUSER BUSCH COMPANIES INC  COMM             035229103     15572    240009 SH        SOLE                   240009
APACHE CORP                   COMM             037411105     18452    176946 SH        SOLE                   176946
BLACK & DECKER CORP           COMM             091797100      8220    135301 SH        SOLE                   135301
BRUNSWICK CORP                COMM             117043109      5450    426085 SH        SOLE                   426085
CLOROX CO                     COMM             189054109     11955    190703 SH        SOLE                   190703
COOPER INDUSTRIES INC-W/RTS T COMM             G24182100     11951    299161 SH        SOLE                   299161
DEVON ENERGY CORP             COMM             25179M103     15884    174162 SH        SOLE                   174162
FORTUNE BRANDS INC            COMM             349631101      7028    122521 SH        SOLE                   122521
FREEPORT MCMORAN COPPER &     COMM             35671D857     19265    338871 SH        SOLE                   338871
JOY GLOBAL INC                COMM             481165108     10905    241573 SH        SOLE                   241573
KRAFT FOODS INC               COMM             50075N104      5934    181199 SH        SOLE                   181199
MASCO CORP                    COMM             574599106      5349    298140 SH        SOLE                   298140
MATTEL INC                    COMM             577081102      9976    553014 SH        SOLE                   553014
MERCK & CO INC                COMM             589331107     13747    435595 SH        SOLE                   435595
NEWELL RUBBERMAID INC         COMM             651229106      5506    319009 SH        SOLE                   319009
NORFOLK SOUTHERN CORP         COMM             655844108     18594    280833 SH        SOLE                   280833
PFIZER INC                    COMM             717081103     15702    851527 SH        SOLE                   851527
PHILIP MORRIS INTL INC        COMM             718172109     12595    261851 SH        SOLE                   261851
POLYONE CORP                  COMM             73179P106      3811    590795 SH        SOLE                   590795
TARGET CORP                   COMM             87612E106      9411    191863 SH        SOLE                   191863
TRINITY INDS INC              COMM             896522109     11591    450473 SH        SOLE                   450473
WAL MART STORES INC           COMM             931142103     20399    340600 SH        SOLE                   340600
WASHINGTON MUTUAL INC         COMM             939322103        38    461359 SH        SOLE                   461359